TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

8.	TRADE PAYABLES AND ACCRUED LIABILITIES

A summary of the Company’s trade payables and accrued liabilities is as follows:

	June 30, 2026	December 31, 2025
	$	$
Trade payables	23,801	34,541
COMIBOL contract obligations (note 8(a))	6,139	7,167
Accrued liabilities	16,279	12,861
Balance, end of period	46,219	54,569
Less: current portion	(40,080)	(47,402)
Non-current portion	6,139	7,167

a)	COMIBOL contract obligations

COMIBOL contract obligations represent the Company’s obligation to pay its portion of committed funding related to the investment of inventories and fixed assets made prior to 2013 under the previous contract of $4,016, and COMIBOL’s share of the VAT receivable of $2,123 (all of which classified as non-current).